Right of Use Assets	12 Months Ended
Dec. 31, 2020
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS
7.	RIGHT OF USE ASSETS

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through 2024. As of December 31, 2020, the Group’s operating leases had a weighted average discount rate of 11.2%. Future lease payments under operating leases as of December 31, 2020 were as follows:

As of December 31,
2020
$
2021	409
2022 and thereafter	421
Total lease payments	830
Less: imputed interest	149
Present value of lease liabilities	681

Operating lease cost for the year ended December 31, 2020 was $899, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2020 was $223.

Cash paid for amounts included in the measurement of operating lease liabilities was $1,008 for the year ended December 31, 2020. Non-cash transaction amount of lease liabilities arising from acquisition of right-of-use assets was $797.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2020 were as follows:

Year Ended December 31	Amount
$
2021	409
2022	291
2023	130
2024	-
2025	-
Total	830